CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Mar. 13, 2020	Dec. 31, 2019	Nov. 30, 2019
Temporary equity, redemption price per share		$ 10.00		$ 10.00
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued	0	0		0	0
Preferred stock, shares outstanding	0	0		0	0
Common stock, shares issued	23,000,000	23,000,000
Common stock, shares outstanding	23,000,000	23,000,000
Class A common stock
Temporary equity, shares subject to possible redemption	$ 0.0001	$ 0.0001		$ 0.0001
Temporary equity, shares subject to possible redemption	20,052,944	20,096,488		0
Temporary equity, redemption price per share	$ 10.00	$ 10.00
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000		100,000,000
Common stock, shares issued	2,947,056	2,903,512		0
Common stock, shares outstanding	2,947,056	2,903,512		0
Common stock, shares subject to possible redemption	20,052,944	20,096,488		0
Class B common stock
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000		10,000,000
Common stock, shares issued	5,750,000	5,750,000		5,750,000
Common stock, shares outstanding	5,750,000	5,750,000		5,750,000
Maximum common stock shares subject to forfeiture				750,000